Reserves	12 Months Ended
Dec. 31, 2017
Consolidated and separate financial statements [line items]
Reserves

The notes included in this section focus on the Group’s loan capital and shareholders’ equity including issued share capital, retained earnings, other equity balances and interests of minority shareholders in our subsidiary entities (non-controlling interests). For more information on capital management and how the Group maintains sufficient capital to meet our regulatory requirements see pages 137 to 145.

32 Reserves

Currency translation reserve

The currency translation reserve represents the cumulative gains and losses on the retranslation of the Group’s net investment in foreign operations, net of the effects of hedging.

Available for sale reserve

The available for sale reserve represents the unrealised change in the fair value of available for sale investments since initial recognition.

Cash flow hedging reserve

The cash flow hedging reserve represents the cumulative gains and losses on effective cash flow hedging instruments that will be recycled to the income statement when the hedged transactions affect profit or loss.

Own credit reserve

As a result of the early adoption of the own credit provisions of IFRS 9 on 1 January 2017, own credit on financial liabilities designated at fair value through profit and loss which was previously recorded in the income statement is now recognised within other comprehensive income. Amounts in the own credit reserve is not recycled to profit or loss in future periods.

Other reserves and treasury shares

Other reserves relate to redeemed ordinary and preference shares issued by the Group.

Treasury shares relate to Barclays PLC shares held in relation to the Group’s various share schemes. These schemes are described in Note 34. Treasury shares are deducted from shareholders’ equity within other reserves. A transfer is made to retained earnings in line with the vesting of treasury shares held for the purposes of share-based payments.

	2017	2016
	£m	£m
Currency translation reserve	3,054	3,051
Available for sale reserve	364	(74)
Cash flow hedging reserve	1,161	2,105
Own credit reserve[a]	(179)	-
Other reserves and treasury shares	983	969
Total	5,383	6,051

Note

a As at 31 December 2017, the amount of own credit recognised in the Group’s other comprehensive income was a debit balance of £179m. Upon adoption of IFRS 9, an opening debit balance of £175m was recognized, with a further £4m loss (net of tax) recorded during 2017.

Barclays Bank PLC [member]
Consolidated and separate financial statements [line items]
Reserves

m Reserves

Currency translation reserve

The currency translation reserve represents the cumulative gains and losses on the retranslation of the Group’s net investment in foreign operations, net of the effects of hedging.

Available for sale reserve

The available for sale reserve represents the unrealised change in the fair value of available for sale investments since initial recognition.

Cash flow hedging reserve

The cash flow hedging reserve represents the cumulative gains and losses on effective cash flow hedging instruments that will be recycled to the income statement when the hedged transactions affect profit or loss.

Own credit reserve

As a result of the early adoption of the own credit provisions of IFRS 9 on 1 January 2017, own credit on financial liabilities designated at fair value through profit and loss which was previously recorded in the income statement is now recognised within other comprehensive income. Amounts in the own credit reserve is not recycled to profit or loss in future periods.

Other reserves and other shareholders’ equity

Other reserves relate to redeemed ordinary and preference shares issued by the group.

Included in other shareholders’ equity are capital notes which bear interest at rates fixed periodically in advance, based on London interbank rates. These notes are repayable in each case, at the option of the Bank, in whole on any interest payment date. The Bank is not obliged to make payment of interest on its capital notes if, in the preceding six months, a dividend has not been declared or paid on any class of shares of Barclays PLC.

	2017	2016
	£m	£m
Currency translation reserve	3,084	3,054
Available for sale reserve	396	(22)
Cash flow hedging reserve	184	954
Own credit reserve[a]	(179)	-
Other reserves and treasury shares	323	309
Total	3,808	4,295

Note

a As at 31 December 2017, the amount of own credit recognized in the Group’s other comprehensive income was a debit balance of £179m. Upon adoption of IFRS 9, an opening debit balance of £175m was recognized, with a further £4m loss (net of tax) recorded during 2017.